Income Taxes - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Provision of allowance for credit losses	¥ 92,997	¥ 48,161
Accrued payroll and expenses and others	25,725	28,716
Net operating loss carryforward	160,863	137,799
Less: valuation allowance	(187,396)	(127,809)	¥ (115,793)	¥ (47,386)
Total deferred tax assets, net	92,189	86,867
Deferred tax liabilities:
Equity investments acquired in disposal of subsidiaries	¥ 1,312	¥ 1,312